Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,498	SFr 1,491
Restructured loans	350	299
Potential problem loans	266	390
Total other impaired loans	616	689
Gross impaired loans	2,114	2,180
Non-interest-earning loans	248	288
Non-performing loans	1,250	1,203
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	208	123
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	871	924
Restructured loans	325	265
Potential problem loans	235	314
Total other impaired loans	560	579
Gross impaired loans	1,431	1,503
Non-interest-earning loans	224	257
Non-performing loans	647	667
Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	155	84
Restructured loans	0	0
Potential problem loans	2	38
Total other impaired loans	2	38
Gross impaired loans	157	122
Non-interest-earning loans	4	4
Non-performing loans	151	80
Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	670	758
Restructured loans	325	265
Potential problem loans	231	272
Total other impaired loans	556	537
Gross impaired loans	1,226	1,295
Non-interest-earning loans	179	211
Non-performing loans	491	547
Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	46	82
Restructured loans	0	0
Potential problem loans	2	4
Total other impaired loans	2	4
Gross impaired loans	48	86
Non-interest-earning loans	41	42
Non-performing loans	5	40
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	627	567
Restructured loans	25	34
Potential problem loans	31	76
Total other impaired loans	56	110
Gross impaired loans	683	677
Non-interest-earning loans	24	31
Non-performing loans	603	536
Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	337	316
Restructured loans	25	34
Potential problem loans	30	72
Total other impaired loans	55	106
Gross impaired loans	392	422
Non-interest-earning loans	8	12
Non-performing loans	329	304
Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	122	75
Restructured loans	0	0
Potential problem loans	0	3
Total other impaired loans	0	3
Gross impaired loans	122	78
Non-interest-earning loans	12	13
Non-performing loans	110	62
Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	168	176
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	169	177
Non-interest-earning loans	4	6
Non-performing loans	SFr 164	SFr 170